SCHEDULE OF ASSUMPTIONS USED FOR ACTUARIAL VALUATIONS (Details)		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Mortality rate, description	[1]	(2010-2013) - CL5/CL6 up 2 years	(2010-2013) - CL5/CL6 up 2 years	(2010-2013) - CL5/CL6 up 2 years
Annual withdrawal rate		3.00%	3.00%	3.00%
Annual increase rate of supplemental medical benefits		6.00%	6.00%	6.00%
Actuarial valuations, rate		8.00%	8.00%	8.00%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		1.75%	2.25%	2.25%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		2.25%	3.00%	2.75%

[1]	China Life Insurance Mortality Table (2010-2013)